Commitments and Contingencies - Schedule of estimated indirect tax liability (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Examination [Line Items]
Balance, beginning of year	$ 921	$ 680	$ 662
Additions	1,040
Payments	(162)
Adjustment to expense	(27)
Adjustments to existing liabilities		241	18
Balance, end of year	$ 1,772	$ 921	$ 680